CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 32,742	$ 57,623	$ 14,851
Restricted cash	0	1,500	0
Accounts receivable	72,094	124,861	48,083
Derivative assets	3,205	5,146	5,732
Inventory	13,088	9,162	4,534
Investments	49,294	3,278	497
Prepaid expenses and other assets	2,977	2,249	1,224
Assets held for sale	500	500	2,748
Total current assets	173,900	204,319	77,669
PROPERTY, PLANT AND EQUIPMENT:
Oil and natural gas properties, successful efforts method of accounting	1,737,830	1,908,118	1,024,975
Accumulated depletion, depreciation, and amortization	(187,810)	(185,615)	(62,010)
Total oil and natural gas properties, net	1,550,020	1,722,503	962,965
Gas transportation, gathering and processing equipment, net	247,720	201,910	112,169
Total property and equipment, net	1,797,740	1,924,413	1,075,134
OTHER ASSETS:
Deferred financing costs, net of amortization	21,610	23,862	10,642
Derivatives and other assets	4,452	6,455	1,913
Intangible assets, net	7,616	8,981	0
Goodwill	30,602	30,602	0
Assets held for sale		0	3,402
Total Assets	2,035,920	2,198,632	1,168,760
CURRENT LIABILITIES:
Current portion of notes payable	4,353	3,991	4,565
Accounts payable	120,375	196,515	138,320
Accrued liabilities	10,520	11,212	3,708
Revenue payable	19,189	20,394	10,781
Derivatives and other liabilities	20,581	11,544	7,454
Liabilities associated with assets held for sale		0	2,847
Asset Retirement Obligation, Current	3,099	2,358	495
Total current liabilities	175,018	243,656	167,675
Long-term debt	665,318	886,769	285,824
Asset retirement obligation	30,258	28,322	20,089
Deferred tax liability	66,881	74,258	95,299
Derivative liabilities	56,123	47,524	6,112
Other long-term liabilities	5,521	5,573	2,842
Liabilities associated with assets held for sale		0	267
Total liabilities	999,119	1,286,102	578,108
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	221,271	200,878	100,000
SHAREHOLDERS' EQUITY:
Common stock	1,706	1,700	1,298
Additional paid in capital	722,302	715,033	569,690
Accumulated deficit	(213,858)	(307,484)	(140,070)
Accumulated other comprehensive loss	(16,239)	(8,889)	(12,463)
Treasury stock, at cost	(1,914)	(1,914)	(1,310)
Unearned common stock in KSOP at cost, none and 153,300 shares as of December 31, 2012 and 2011, respectively		0	(604)
Total Magnum Hunter Resources Corporation shareholders' equity	806,280	701,513	488,456
Non-controlling interest	9,250	10,139	2,196
Total shareholders' equity	815,530	711,652	490,652
Total Liabilities and Shareholders’ Equity	2,035,920	2,198,632	1,168,760
Series C Cumulative Perpetual Preferred Stock
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	100,000	100,000	100,000
Series A Convertible Preferred Units
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	121,271	100,878	0
Series D Cumulative Preferred Stock
SHAREHOLDERS' EQUITY:
Preferred stock	221,244	210,441	71,878
Series E Cumulative Convertible Preferred Stock
SHAREHOLDERS' EQUITY:
Preferred stock	95,069	94,371	0
Treasury stock, at cost	(2,030)	(1,750)	0
Exchangeable common stock
SHAREHOLDERS' EQUITY:
Common stock	0	5	37
Prc Williston Llc [Member]
CURRENT ASSETS:
Cash and cash equivalents	50	0	0
Accounts receivable	889	703	2,188
Inventory	261	0
Total current assets	1,200	703	2,188
PROPERTY, PLANT AND EQUIPMENT:
Oil and natural gas properties, successful efforts method of accounting	32,820	33,800	46,462
Accumulated depletion, depreciation, and amortization	(16,251)	(15,543)	(13,855)
Total oil and natural gas properties, net	16,569	18,257	32,607
OTHER ASSETS:
Total Assets	17,769	18,960	34,795
CURRENT LIABILITIES:
Accounts Payable and Accrued Liabilities, Current	1,879	1,402	1,319
Asset Retirement Obligation, Current	936	889	0
Due to Affiliate, Current	59,871	58,966	60,173
Total current liabilities	62,686	61,257	61,492
Asset retirement obligation	1,338	1,274	1,983
Total liabilities	64,024	62,531	63,475
SHAREHOLDERS' EQUITY:
Members' Equity	(46,255)	(43,571)	(28,680)
Total Liabilities and Shareholders’ Equity	$ 17,769	$ 18,960	$ 34,795